10-Q Notes payable (Tables)	3 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Schedule of notes payable
Notes payable consist of the following as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Senior Secured Notes – 2026	$456,815	$460,000
Senior Secured Notes – 2027	56,597	—
Bloom Notes – 2025	—	60,000
Bloom Notes – 2024	—	16,500
Amended Needham LOC	21,910	11,100
ABL Facility – EWB	12,000	12,000
Seller note payable	4,093	4,364
Other notes payable	3,308	15,439
Less: Unamortized debt discount/premium and deferred financing fees	(6,071)	(10,783)
Notes payable, net of unamortized debt discount/premium and deferred financing fees	548,652	568,620
Less: Notes payable - current	(35,730)	(101,723)
Notes payable - net of current	$512,922	$466,897

Schedule of credit facilities
Below is a summary of the Company’s credit facilities outstanding during the year ended December 31, 2025:

Credit facility	Original facility size	Outstanding balance	Stated interest rate(18)		Maturity date
Senior Secured Notes – 2026(16)	$475,000	$456,815	8.00%	(5)	December 15, 2026 (16)
Senior Secured Notes – 2027(15)	67,000	56,597	10.00%	(6)	December 17, 2027
Bloom Notes – 2025(15)	60,000	—	4.00%	(7)	January 17, 2025
Bloom Notes – 2024	50,000	—	10.00%	(8)	January 18, 2025/ October 18, 2024 (8)
Amended Needham LOC(3)(17)	100,000	21,910	7.99%	(9)	October 10, 2026 (17)
ABL Facility - EWB Note	12,000	12,000	6.00%	(10)	August 25, 2026
Other notes payable - BHH Note(1)	7,500	—	15.00%	(11)	September 30, 2025
Other notes payable - miscellaneous(2)	6,615	3,308	Various		Various
Other notes payable - VOWL Note(1)	2,231	—	4.25%	(12)	December 30, 2025
Other notes payable - NGC Note(1)	1,600	—	12.00%	(13)	July 1, 2025
Seller note payable - Scottsdale Note(4)	5,100	4,093	5.00%	(14)	December 20, 2036
	$787,046	$554,723

(1) The Company had a note payable (the “BHH Note”) with Tangela Holdings, Ltd (“Tangela”) and Portiagate Investment LTD, which was executed in the last quarter of 2020 and amended in the third quarter of 2022, in connection with the Company gaining a controlling interest in Broad Horizon Holdings, LLC.; this note was settled in cash on October 1, 2025. Additionally, the Company held a separate note payable to Tangela (the “NGC Note”), which was settled in full on July 1, 2025. A note payable held by the Company’s subsidiary, Four20 Pharma GmbH to Verbundvolksbank OWL (the “VOWL Note”) was settled in full on December 31, 2025.

(2) Comprised of various immaterial loans held by Curaleaf International.
(3) In October, 2025, the total borrowing capacity under the Needham LOC was increased from $40.0 million to $100.0 million; see section herein titled "Needham Bank" for further details.
(4) The Company has a seller note payable incurred in connection with the Company’s purchase of a building in Scottsdale, Arizona (the “Scottsdale Note”).
(5) Compounded semi-annually and payable in arrears on June 15th and December 15th of each year.
(6) Compounded monthly and computed daily on the basis of a 360-day year for the actual number of days elapsed for a period of time. Interest is payable monthly in arrears, beginning February 17th, with principal repayments beginning August 17, 2025.

(7) Computed daily on the basis of a 360-day year and payable at maturity.
(8) The Installment Amount (as defined herein) matured on October 18, 2024, and the Conversion Amount matured on January 18, 2025. The Conversion Amount was settled in its entirety through the issuance of SVS, as discussed further herein in the section titled “Bloom Notes.”
(9) Calculated on the basis of a 360-day year. Interest is due on the 6th of each month.

(10) Calculated on the basis of a 360-day year for the actual number of days elapsed for any period of time. Interest is due on the 25th of each month.
(11) Computed daily on the basis of a 365-day year (or 366 days in the case of a leap year) and payable quarterly in arrears on each January 1, April 1, July 1 and October 1 following the closing date, with the final interest payment due and payable on the maturity date.

(12) Calculated on the basis of a 360-day year for the actual number of days elapsed for any period of time. Interest is due on the 30th of each month.
(13) Calculated on the basis of a 365-day year. Interest is payable in one or several installments no later than 30 days from the maturity date.
(14) Computed on the basis of a 365-day year. Interest is due at maturity. As a payment-in-kind loan, interest accrued increases the outstanding balance of the loan each reporting period.
(15) In January 2025, the Bloom Note - 2025 was exchanged for Senior Secured Notes – 2027; see section herein titled "Bloom Notes" for further details.
(16) In February 2026, the Company closed on a private placement of senior secured notes for aggregate gross proceeds of $500 million due February 18, 2029. Net proceeds were used to fully repay the Senior Secured Notes – 2026. In accordance with ASC 470, Debt, as the Company demonstrated the intent and ability to refinance the Senior Secured Notes – 2026 on a long-term basis prior to the issuance of the Consolidated Financial Statements, the outstanding balance of the Senior Secured Notes – 2026 as of December 31, 2025 was classified as a non-current liability, within Notes payable - net of current. Refer to Note 29 — Subsequent events for further details.

(17) In conjunction with the origination of the Senior Secured Notes – 2029 (as further discussed in Note 29 — Subsequent events), the maturity date of the Amended Needham LOC was extended to February 18, 2029, and the interest rate was amended to 8.99% in accordance with the terms of the Amended and Restated Needham Loan Agreement. Consequently, the Company reclassified the outstanding balance of the Amended Needham LOC as of December 31, 2025 as a non-current liability, within Notes payable - net of current. Refer to Note 29 — Subsequent events for further details.

(18) The weighted-average interest rate aligns with the stated interest rates of all credit facilities, except for the miscellaneous category, the impact of which is immaterial.
The Company’s interest expense by credit facility for the year ended December 31, 2025 was as follows:

		Year ended December 31, 2025
Credit facility	Effective interest rate	Stated interest expense	Amortization of debt discount/ premium and deferred financing fees	Total interest expense(1)
Senior Secured Notes – 2026	9.30%	$36,687	$5,193	$41,880
Senior Secured Notes – 2027	10.69%	6,263	311	6,574
Bloom Notes – 2025	10.36%	127	200	327
Bloom Notes – 2024	10.00%	78	—	78
Amended Needham LOC	7.99%	1,196	1,261	2,457
ABL Facility - EWB Note	6.00%	730	99	829
Other notes payable - BHH Note	15.00%	841	—	841
Seller notes payable - Scottsdale Note	5.00%	215	—	215
Other notes payable - VOWL Note	4.25%	99	—	99
Other notes payable - NGC Note	12.00%	96	—	96
Other notes payable - miscellaneous	various	124	—	124
		$46,456	$7,064	$53,520

(1) Total interest expense herein does not encompass interest expense recognized on the Company’s deferred consideration obligations. For the year ended December 31, 2025, the Company recognized $3.0 million of interest expense related to its deferred consideration obligations to the sellers of Tryke, including $2.4 million attributable to the third anniversary payment and $0.5 million attributable to the monthly installments paid to settle the second anniversary payment. Refer to Note 4 — Acquisitions — Deferred consideration for further details.

The Company’s interest expense by credit facility for the year ended December 31, 2024 was as follows:

		Year ended December 31, 2024
Credit facility	Effective interest rate	Stated interest expense	Amortization of debt discount/ premium and deferred financing fees	Total interest expense(2)
Senior Secured Notes – 2026	9.33%	$36,750	$4,805	$41,555
Bloom Notes – 2025	10.35%	2,440	3,644	6,084
Bloom Notes – 2024	10.00%	3,027	—	3,027
Needham LOC	7.99%	34	—	34
ABL Facility - EWB Note	6.00%	607	—	607
Other notes payable - BHH Note	14.79%	1,128	—	1,128
Seller notes payable - Scottsdale Note	5.00%	239	—	239
Other notes payable - VOWL Note	5.90%	183	—	183
Other notes payable - NGC Note	12.00%	100	—	100
Seller notes payable - Phyto Note(1)	7.50%	223	—	223
Other notes payable - miscellaneous	various	12	—	12
		$44,743	$8,449	$53,192

(1) The Phyto Note was paid in full on July 1, 2024.
(2) Total interest expense herein does not encompass interest expense recognized on the Company’s deferred consideration obligations. For the year ended December 31, 2024, the Company recognized interest expense of $5.9 million on its deferred consideration obligations. Refer to Note 4 — Acquisitions — Deferred consideration for further details.

The Company’s interest expense by credit facility for the year ended December 31, 2023 was as follows:

		Year ended December 31, 2023
Credit facility	Effective interest rate	Stated interest expense	Amortization of debt discount/ premium and deferred financing fees	Total interest expense(3)
Senior Secured Notes – 2026	8.00%	$38,000	$4,193	$42,193
Bloom Notes – 2025	10.35%	2,433	3,274	5,707
Bloom Notes – 2024	10.00%	2,825	1,030	3,855
Bloom Notes – 2023(2)	7.99%	—	74	74
ABL Facility - EWB Note	6.00%	118	—	118
Other notes payable - BHH Note	14.79%	1,125	—	1,125
Seller notes payable - Scottsdale Note	5.00%	222	—	222
Other notes payable - miscellaneous	various	5	—	5
Other notes payable - VOWL Note	5.90%	304	—	304
Seller notes payable - Phyto Note(1)	7.50%	105	—	105
		$45,137	$8,571	$53,708

(1) The Phyto Note was paid in full on July 1, 2024.
(2) The Company paid the Bloom Note – 2023 in full during the second quarter of 2023, upon which time, the Company ceased accruing interest on the Bloom Notes - 2023. As part of a settlement agreement reached in April 2023 between the Company and the former owners of Bloom, the parties agreed to reduce the future principal payments of the 12-month Bloom Note by $6 million.

(3) Total interest expense herein does not encompass interest expense recognized on the Company’s deferred consideration obligations. For the year ended December 31, 2023, the Company recognized interest expense of $9.7 million on its deferred consideration obligations. Refer to Note 4 — Acquisitions — Deferred consideration for further details.

Schedule of future principal payments
As of December 31, 2025, maturities of the Company’s Notes payable were as follows:

Fiscal year:	Amount
2026(1)	$498,296
2027	30,434
2028	676
2029	22,457
2030 and thereafter	2,860
Total future principal maturities	$554,723

(1) Includes $456.8 million related to the Senior Secured Notes – 2026. Subsequent to year-end but prior to the issuance of the Consolidated Financial Statements, the Company settled this obligation using proceeds from the Senior Secured Notes – 2029. As the Company demonstrated the intent and ability to refinance the Senior Secured Notes – 2026 on a long-term basis, the balance has been reclassified as non-current, within Notes payable - net of current, on the Consolidated Balance Sheet as of December 31, 2025, in accordance with ASC 470.

Schedule of carrying values and fair values of notes payable
As of December 31, 2025 and 2024, the carrying values and fair values of the Company’s Notes payable were as follows:

	As of December 31,
	2025	2024
Carrying Value	$554,723	$579,403
Fair Value	546,068	560,171
The fair value of the Company's senior secured notes was estimated using Level 2 inputs, based on third-party evaluated pricing derived from observable market yields and spreads for debt of comparable terms and credit profile.